LONG-TERM DEBT AND LINES OF CREDIT - Commercial Paper, Prior Credit Facility and Fair Value of Long-Term Debt (Details) - USD ($)		12 Months Ended
	Aug. 01, 2022	Dec. 31, 2024	Aug. 31, 2022
Commercial Paper | Commercial Paper Notes
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 2,000,000,000.0
Debt term		397 days
Borrowings outstanding		$ 0
Revolving Credit Facility | Prior Credit Facility, Unsecured Term Loan Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 2,000,000,000.0
Revolving Credit Facility | Prior Credit Facility, Unsecured Revolving Credit Facility | Unsecured Debt
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 3,000,000,000.0
Bridge Loan | Bridge Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 4,300,000,000
Debt term	364 days